Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Taxes

The components of income before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland	$7,561	$6,549	$535
Foreign	1,754	(2,815)	159

Income before income taxes	$9,315	$3,734	$694

Components of Provision for Income Taxes

The components of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision:
Ireland taxes	$1,746	$481	$10
Foreign taxes	(1,829)	(114)	2,138

Total current tax provision (benefit)	(83)	367	2,148

Deferred tax provision (benefit):
Ireland taxes	$79	$1,054	$202
Foreign taxes	3,911	(556)	(920)

Total deferred tax provision (benefit)	3,990	498	(718)

Total provision for income taxes	$3,907	$865	$1,430

Reconciliation of Income Tax Rate

A reconciliation of the Ireland statutory corporate income tax rate of 12.5% to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland statutory corporate income tax rate	12.5%	12.5%	12.5%
Income (loss) of Irish non-trading entities	(9.9)	(11.5)	(30.8)
Foreign rate differential	5.1	(20.9)	36.3
Uncertain tax positions	14.8	16.2	133.4
Change in deferred tax asset valuation allowance	17.2	9.8	53.0
Permanent differences	3.5	17.1	35.7
Tax credits	(3.9)	—	(43.4)
Intangible assets basis adjustment	—	—	7.7
Tax law changes	—	—	1.5
Deferred charge on intercompany transaction	3.5	—	—
Other differences	(0.9)	—	—

Effective income tax rate	41.9%	23.2%	205.9%

Components of Net Deferred Tax Assets and Related Valuation Allowance

The components of net deferred tax assets and the related valuation allowance were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$6,394	$8,476
Deferred revenue	6,552	7,580
Accrued expenses	1,233	1,559
Reserves and allowances	3,101	1,909
Share-based compensation	925	866
Other	—	261

Total deferred tax assets	18,205	20,651

Deferred tax liabilities:
Acquired intangible assets	(2,426)	(3,298)
Depreciation and amortization	(6,745)	(3,737)
Other	(294)	—

Total deferred tax liabilities	(9,465)	(7,035)

Valuation allowance	(2,581)	(975)

Net deferred tax assets	$6,159	$12,641

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of our unrecognized tax benefits, including those that were recorded against related deferred tax assets rather than as liabilities, but excluding amounts for accrued interest and penalties, is as follows:

(in thousands)
Unrecognized tax benefits at January 1, 2011	$18,132
Additions based on tax positions of current year	245
Reductions based on tax positions of prior years	(1,384)
Reductions based on lapse of statute of limitations	(967)

Unrecognized tax benefits at December 31, 2011	16,026
Additions based on tax positions of current year	99
Reductions based on tax positions of prior years	(3,261)
Reductions based on lapse of statute of limitations	(89)

Unrecognized tax benefits at December 31, 2012	$12,775